Transfers of financial assets (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Carrying Amount of Financial Assets
The following table reflects the carrying amount of financial assets that have been transferred to another party in such a way that part or all of the transferred financial assets do not qualify for derecognition. Furthermore, it reflects the carrying amounts of the associated liabilities.

	2022 1)

	Available-for-sale financial assets		Financial assets at fair value through profit or loss

	Shares	Debt securities	Debt securities	Investments for account of policyholders

Carrying amount of transferred assets	-	2,200	16	72

Carrying amount of associated liabilities	-	2,513	17	-

1	2022 excludes the assets and liabilities of the disposal group, which are separately disclosed in note 51 Discontinued operations.

	2021

	Available-for-sale financial assets		Financial assets at fair value through profit or loss

	Shares	Debt securities	Debt securities	Investments for account of policyholders

Carrying amount of transferred assets	34	3,705	12	96

Carrying amount of associated liabilities	37	3,941	18	-

Schedule of Fair Values of Available-for-Sale (AFS) Instruments
The following tables present the fair value of the assets received in relation to securities lending and reverse repurchase activities:

Securities lending	2022 1)	2021

Carrying amount of transferred financial assets	2,190	3,083

Fair value of cash collateral received	2,417	2,171

Fair value of non-cash collateral received	74	1,102

Net exposure	(301)	(190)

Non-cash collateral that can be sold or repledged in the absence of default	-	1,004

Non-cash collateral that has been sold or transferred	-	-

1	2022 excludes the disposal group, which is separately disclosed in note 51 Discontinued operations.

Summary of Reverse Repurchase Agreements

Reverse repurchase agreements	2022 1)	2021

Cash paid for reverse repurchase agreements	312	1,004

Fair value of non-cash collateral received	335	1,025

Net exposure	(23)	(21)

Non-cash collateral that can be sold or repledged in the absence of default	-	695

Non-cash collateral that has been sold or transferred	-	-

1	2022 excludes the disposal group, which is separately disclosed in note 51 Discontinued operations.

Summary of Carrying Amount of Collateral Pledged and the Corresponding Amounts
The following tables present the carrying amount of collateral pledged and the corresponding amounts.

Assets pledged for general account and contingent liabilities	2022 1)	2021

General account (contingent) liabilities	3,520	3,410

Collateral pledged	5,745	4,594

Net exposure	(2,225)	(1,183)

Non-cash collateral that can be sold or repledged by the counterparty	-	-

1	2022 excludes the assets of the disposal group, which are separately disclosed in note 51 Discontinued operations.

Assets pledged for repurchase agreements	2022 1)	2021

Cash received on repurchase agreements	107	821

Collateral pledged (transferred financial assets)	99	764

Net exposure	8	57

1	2022 excludes the assets of the disposal group, which are separately disclosed in note 51 Discontinued operations.